NOTE 9 - INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The following sets forth the changes recognized for the years ending December 29, 2012 and December 31, 2011:

			Other
	Derivative	Deferred	Comprehensive
	Liability	Taxes	Loss
Balance, January 1, 2011	$278	$101	$177
Derivative gain	(28)	(10)	(18)
Balance, December 31, 2011	250	91	159
Derivative loss	150	54	96
Balance, December 29, 2012	$400	$145	$255